Accounts and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Accounts and Other Payables [Abstract]
Schedule of Accounts and Other Payables
	2025	2024
	US$	US$
Commission payables (note (a))	3,753,957	4,387,259
Other payables and accrued charges	811,448	522,314
Amount due to related company (note (c))	460,115	1,000,040
Note payable (note (b))	—	5,000,000
Consideration payables	1,964,967	201,729
Wages payables	23,670	397,647
Total	7,014,157	11,508,989
(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 16. The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.

(b)	On March 23, 2024, the Company issued a note to an independent third party of amounted US$5 million, interest bearing at 5% p.a., matured within 3 months. On June 25, 2024, the note was settled.

(c)	The amount due to related company is unsecured, interest-free and repayable on demand.